Dividends	12 Months Ended
Dec. 31, 2018
Dividends [Abstract]
Dividends

17       Dividends

Dividends declared and paid during the years ended December 31, 2018, 2017 and 2016, are as follows:

No dividends were declared or paid on common shares during the years ended December 31, 2018 and 2017.

No dividends declared on common shares during the year ended December 31, 2016. A final payment of $14 was made in January 2016 relating to dividends declared in 2015. No dividends declared or paid on the Company’s Series A Preferred shares during the year ended December 31, 2016. In July 2016, the 2,567 Series A Preferred shares were redeemed and, as of December 31, 2016, there were no Series A Preferred shares outstanding.